Acquisitions, Acquired Intangible Assets, and Goodwill - Goodwill (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Change in carrying value of goodwill	$ 0
Goodwill	$ 1,991,000	$ 1,991,000	$ 0